Accumulated Other Comprehensive Income (Loss) (Detail) - USD ($) $ in Thousands	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated Other Comprehensive Loss	$ 2,672,625	$ 2,756,090	$ 2,867,028	$ 2,933,613	$ 2,984,111	$ 2,879,656
Accumulated other comprehensive loss	(21,143)		(2,273)
Unrealized (loss) gain on qualifying cash flow hedging instruments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated Other Comprehensive Income (Loss), Cumulative Changes in Net Gain (Loss) from Cash Flow Hedges, Effect Net of Tax	(17,801)		903
Pension adjustments, net of tax recoveries
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated Other Comprehensive (Income) Loss, Defined Benefit Plan, after Tax	(3,342)		(3,176)
AOCI Including Portion Attributable to Noncontrolling Interest [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive loss	$ (21,143)	$ (11,124)	$ (2,273)	$ 5,163	$ 2,438	$ (5,995)